Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Designated at fair value through profit or loss	€ 5,740	€ 5,775
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	5	(48)
Notional value of related credit derivatives	3,807	3,679
Financial assets at fair value through profit or loss | Credit risk
Disclosure of financial assets [line items]
Designated at fair value through profit or loss	3,797	3,181
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	173	150
Financial assets at fair value through profit or loss | - Derivatives
Disclosure of financial assets [line items]
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(214)	(119)
Change in fair value of the credit derivatives for the current year	€ (95)	€ (122)